Note 4 - Stockholders' Equity - Summary of Restricted Stock Activity (Details) - Restricted Stock [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019
Outstanding (in shares)	1,127	1,127
Outstanding at January 1, 2019 (in dollars per share)	$ 22.20	$ 22.20
Granted (in shares)		15,689
Granted, Weighted Average Grant Date Fair Value (in dollars per share)	$ 5.95	$ 5.95
Vested (in shares)		(8,835)
Vested, Weighted Average Grant Date Fair Value (in dollars per share)		$ 8.03
Outstanding (in shares)		7,981
Outstanding at December 31, 2019 (in dollars per share)		$ 5.95